United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/2019

Date of Reporting Period: Quarter ended 10/31/18

Item 1.	Schedule of Investments

Federated Government Ultrashort Duration Fund
Portfolio of Investments
October 31, 2018 (unaudited)
Principal Amount			Value
	[1]	ADJUSTABLE RATE MORTGAGES—4.4%
		Federal Home Loan Mortgage Corporation ARM—1.3%
$10,375,676		2.490%, 7/1/2046	$10,249,076
		Federal National Mortgage Association ARM—3.1%
1,036,712		2.759%, 4/1/2033	1,059,434
196,726		3.219%, 9/1/2027	197,537
300,707		3.244%, 5/1/2040	304,258
65,153		3.244%, 5/1/2040	65,930
140,100		3.244%, 8/1/2040	142,048
1,069,491		3.426%, 6/1/2038	1,091,955
86,029		3.660%, 2/1/2037	89,333
12,172		3.665%, 12/1/2032	12,662
13,473		3.715%, 2/1/2033	14,156
4,212,292		3.796%, 2/1/2039	4,357,124
302,867		3.820%, 3/1/2033	314,853
424,728		3.839%, 4/1/2024	431,179
2,051,981		3.842%, 1/1/2035	2,143,795
223,071		3.950%, 7/1/2033	228,402
1,147,393		3.966%, 1/1/2035	1,191,235
667,064		4.110%, 6/1/2036	700,050
7,764,428		4.148%, 12/1/2035	8,121,346
894,567		4.223%, 8/1/2034	940,818
75,592		4.278%, 5/1/2036	78,153
427,104		4.290%, 6/1/2036	444,449
20,354		4.403%, 8/1/2032	20,746
572,127		4.565%, 9/1/2035	600,121
991,923		4.616%, 9/1/2037	1,040,688
		TOTAL	23,590,272
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $34,105,341)	33,839,348
		COLLATERALIZED MORTGAGE OBLIGATIONS—41.7%
	[1]	Fannie Mae—0.5%
196,345		Fannie Mae BA 4035 BA 4035 FB, 2.781% (1-month USLIBOR +0.500%), 8/25/2039	197,484
465,784		Fannie Mae FA, 2.781% (1-month USLIBOR +0.500%), 9/25/2038	466,543
2,901,196		Fannie Mae GS 3381 GS 3381 FC, 2.881% (1-month USLIBOR +0.600%), 2/25/2037	2,925,008
		TOTAL	3,589,035
	[1]	Federal Home Loan Mortgage Corporation REMIC—3.8%
18,692		Series 1146 E, 3.330% (1-month USLIBOR +1.050%), 9/15/2021	18,840
361,808		Series 1534 J, 3.180% (1-month USLIBOR +0.900%), 6/15/2023	365,125
353,523		Series 1632 FB, 3.480% (1-month USLIBOR +1.200%), 11/15/2023	357,630
192,904		Series 2111 MA, 2.780% (1-month USLIBOR +0.500%), 1/15/2029	194,223
197,097		Series 2111 MB, 2.780% (1-month USLIBOR +0.500%), 1/15/2029	198,446
201,291		Series 2111 MC, 2.780% (1-month USLIBOR +0.500%), 1/15/2029	202,668
133,193		Series 2286 FA, 2.680% (1-month USLIBOR +0.400%), 2/15/2031	133,912
74,843		Series 2292 KF, 2.531% (1-month USLIBOR +0.250%), 7/25/2022	74,866
276,460		Series 2296 FC, 2.780% (1-month USLIBOR +0.500%), 6/15/2029	278,794
444,244		Series 2326 FJ, 3.230% (1-month USLIBOR +0.950%), 6/15/2031	453,344
625,856		Series 2344 FP, 3.230% (1-month USLIBOR +0.950%), 8/15/2031	638,876

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[1]	Federal Home Loan Mortgage Corporation REMIC—continued
$287,531		Series 2367 FG, 2.900% (1-month USLIBOR +0.620%), 6/15/2031	$291,448
755,707		Series 2380 FL, 2.880% (1-month USLIBOR +0.600%), 11/15/2031	764,448
115,566		Series 2380 FL, 2.880% (1-month USLIBOR +0.600%), 6/15/2031	117,055
408,581		Series 2386 FE, 2.980% (1-month USLIBOR +0.700%), 6/15/2031	415,143
166,107		Series 2389 FI, 3.030% (1-month USLIBOR +0.750%), 6/15/2031	169,076
38,022		Series 2395 FT, 2.730% (1-month USLIBOR +0.450%), 12/15/2031	38,288
88,475		Series 2396 FL, 2.880% (1-month USLIBOR +0.600%), 12/15/2031	89,361
481,020		Series 2412 OF, 3.230% (1-month USLIBOR +0.950%), 12/15/2031	491,010
419,177		Series 2418 FO, 3.180% (1-month USLIBOR +0.900%), 2/15/2032	424,844
216,895		Series 242 F29, 2.530% (1-month USLIBOR +0.250%), 11/15/2036	216,787
170,852		Series 244 F22, 2.630% (1-month USLIBOR +0.350%), 12/15/2036	171,211
402,543		Series 244 F30, 2.580% (1-month USLIBOR +0.300%), 12/15/2036	403,242
144,051		Series 2451 FC, 3.280% (1-month USLIBOR +1.000%), 5/15/2031	147,306
13,879		Series 2452 FG, 2.830% (1-month USLIBOR +0.550%), 3/15/2032	14,063
216,452		Series 2460 FE, 3.280% (1-month USLIBOR +1.000%), 6/15/2032	221,437
113,135		Series 2470 FI, 2.680% (1-month USLIBOR +0.400%), 10/15/2026	113,729
146,043		Series 2470 FW, 3.280% (1-month USLIBOR +1.000%), 5/15/2031	149,234
139,829		Series 2470 FX, 3.280% (1-month USLIBOR +1.000%), 5/15/2031	142,883
217,424		Series 2470 GF, 3.280% (1-month USLIBOR +1.000%), 6/15/2032	222,431
109,356		Series 2471 FS, 2.780% (1-month USLIBOR +0.500%), 2/15/2032	110,458
509,233		Series 2475 FL, 3.280% (1-month USLIBOR +1.000%), 2/15/2032	521,278
339,488		Series 2476 FC, 3.280% (1-month USLIBOR +1.000%), 2/15/2032	347,518
224,040		Series 2477 FD, 2.680% (1-month USLIBOR +0.400%), 7/15/2032	225,736
324,008		Series 2479 FA, 2.680% (1-month USLIBOR +0.400%), 8/15/2032	325,829
107,270		Series 2481 FC, 3.280% (1-month USLIBOR +1.000%), 5/15/2031	109,571
251,197		Series 2493 F, 2.680% (1-month USLIBOR +0.400%), 9/15/2029	252,901
391,654		Series 2495 F, 2.680% (1-month USLIBOR +0.400%), 9/15/2032	393,649
225,000		Series 2498 HF, 3.280% (1-month USLIBOR +1.000%), 6/15/2032	230,182
120,296		Series 2504 FP, 2.780% (1-month USLIBOR +0.500%), 3/15/2032	121,513
465,932		Series 2526 FC, 2.680% (1-month USLIBOR +0.400%), 11/15/2032	468,602
403,367		Series 2530 FK, 2.680% (1-month USLIBOR +0.400%), 6/15/2029	405,494
634,016		Series 2551 FD, 2.680% (1-month USLIBOR +0.400%), 1/15/2033	637,935
368,603		Series 2571 FK, 2.780% (1-month USLIBOR +0.500%), 9/15/2023	370,799
115,881		Series 2610 FD, 2.780% (1-month USLIBOR +0.500%), 12/15/2032	117,083
1,956,968		Series 2631 FC, 2.680% (1-month USLIBOR +0.400%), 6/15/2033	1,969,945
417,463		Series 2671 F, 2.730% (1-month USLIBOR +0.450%), 9/15/2033	421,179
538,721		Series 2684 FV, 3.180% (1-month USLIBOR +0.900%), 10/15/2033	550,780
2,041,511		Series 2750 FG, 2.680% (1-month USLIBOR +0.400%), 2/15/2034	2,051,282
4,590,734		Series 2750 FH, 2.780% (1-month USLIBOR +0.500%), 2/15/2034	4,642,768
10,473		Series 2758 FH, 2.630% (1-month USLIBOR +0.350%), 3/15/2019	10,475
205,030		Series 2763 FB, 2.630% (1-month USLIBOR +0.350%), 4/15/2032	205,174
431,516		Series 2796 FD, 2.630% (1-month USLIBOR +0.350%), 7/15/2026	433,906
1,146,123		Series 2812 LF, 2.680% (1-month USLIBOR +0.400%), 6/15/2034	1,151,830
763,143		Series 3036 NF, 2.580% (1-month USLIBOR +0.300%), 8/15/2035	763,430
156,739		Series 3085 FW, 2.980% (1-month USLIBOR +0.700%), 8/15/2035	159,737
986,008		Series 3085 VF, 2.600% (1-month USLIBOR +0.320%), 12/15/2035	987,508
928,254		Series 3184 JF, 2.680% (1-month USLIBOR +0.400%), 7/15/2036	932,334
816,235		Series 3191 FE,2.680% (1-month USLIBOR +0.400%), 7/15/2036	819,229
93,301		Series 3300 FA, 2.580% (1-month USLIBOR +0.300%), 8/15/2035	93,334
93,632		Series 3325 NF, 2.580% (1-month USLIBOR +0.300%), 8/15/2035	93,666

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[1]	Federal Home Loan Mortgage Corporation REMIC—continued
$1,203,376		Series 3380 FP, 2.630% (1-month USLIBOR +0.350%), 11/15/2036	$1,204,901
884,919		Series 3542 NF, 3.030% (1-month USLIBOR +0.750%), 7/15/2036	899,753
		TOTAL	29,549,499
		Federal National Mortgage Association REMIC—13.0%
205,471	[1]	Series 1993-165 FE, 3.431% (1-month USLIBOR +1.150%), 9/25/2023	208,207
96,186	[1]	Series 1993-62 FA, 2.215% (Cost of Funds—11th District - San Francisco +1.200%), 4/25/2023	97,000
146,967	[1]	Series 1998-22 FA, 2.687% (1-month USLIBOR +0.400%), 4/18/2028	147,550
45,723	[1]	Series 2000-34 F, 2.731% (1-month USLIBOR +0.450%), 10/25/2030	46,048
31,631	[1]	Series 2000-37 FA, 2.781% (1-month USLIBOR +0.500%), 11/25/2030	31,823
66,173	[1]	Series 2001-34 FB, 2.587% (1-month USLIBOR +0.300%), 12/18/2028	66,268
64,329	[1]	Series 2001-34 FL, 2.781% (1-month USLIBOR +0.500%), 8/25/2031	64,833
491,112	[1]	Series 2001-46 F, 2.687% (1-month USLIBOR +0.400%), 9/18/2031	493,655
233,926	[1]	Series 2001-53 FX, 2.631% (1-month USLIBOR +0.350%), 10/25/2031	234,171
601,781	[1]	Series 2001-56 FG, 2.781% (1-month USLIBOR +0.500%), 10/25/2031	607,287
208,256	[1]	Series 2001-68 FD, 2.781% (1-month USLIBOR +0.500%), 12/25/2031	209,961
379,233	[1]	Series 2002-17 JF, 3.281% (1-month USLIBOR +1.000%), 4/25/2032	388,152
364,737	[1]	Series 2002-34 FC, 3.287% (1-month USLIBOR +1.000%), 12/18/2031	373,097
223,892	[1]	Series 2002-37 F, 3.081% (1-month USLIBOR +0.800%), 11/25/2031	227,510
12,528	[1]	Series 2002-39 FB, 2.837% (1-month USLIBOR +0.550%), 3/18/2032	12,695
218,531	[1]	Series 2002-4 FJ, 2.731% (1-month USLIBOR +0.450%), 2/25/2032	220,077
129,548	[1]	Series 2002-41 F, 2.831% (1-month USLIBOR +0.550%), 7/25/2032	130,829
1,142,124	[1]	Series 2002-47 NF, 3.281% (1-month USLIBOR +1.000%), 4/25/2032	1,167,233
167,303	[1]	Series 2002-52 FD, 2.781% (1-month USLIBOR +0.500%), 9/25/2032	169,245
231,220	[1]	Series 2002-53 FG, 3.381% (1-month USLIBOR +1.100%), 7/25/2032	237,214
765,181	[1]	Series 2002-58 FD, 2.881% (1-month USLIBOR +0.600%), 8/25/2032	775,771
272,282	[1]	Series 2002-64 FJ, 3.281% (1-month USLIBOR +1.000%), 4/25/2032	278,759
203,569	[1]	Series 2002-74 FV, 2.731% (1-month USLIBOR +0.450%), 11/25/2032	204,778
159,093	[1]	Series 2002-75 FD, 3.287% (1-month USLIBOR +1.000%), 11/18/2032	162,873
585,815	[1]	Series 2002-77 FH, 2.687% (1-month USLIBOR +0.400%), 12/18/2032	588,801
275,139	[1]	Series 2002-8 FA, 3.037% (1-month USLIBOR +0.750%), 3/18/2032	280,183
101,569	[1]	Series 2002-82 FB, 2.781% (1-month USLIBOR +0.500%), 12/25/2032	102,625
406,217	[1]	Series 2002-82 FC, 3.281% (1-month USLIBOR +1.000%), 9/25/2032	415,364
222,058	[1]	Series 2002-82 FG, 2.731% (1-month USLIBOR +0.450%), 12/25/2032	223,880
749,029	[1]	Series 2002-89 F, 2.581% (1-month USLIBOR +0.300%), 1/25/2033	752,175
286,824	[1]	Series 2002-9 FH, 2.781% (1-month USLIBOR +0.500%), 3/25/2032	289,139
162,485	[1]	Series 2002-90 FH, 2.781% (1-month USLIBOR +0.500%), 9/25/2032	164,139
1,559,865	[1]	Series 2002-93 FJ, 2.831% (1-month USLIBOR +0.550%), 1/25/2033	1,579,930
331,493	[1]	Series 2003-102 FT, 2.681% (1-month USLIBOR +0.400%), 10/25/2033	333,990
887,157	[1]	Series 2003-107 FD, 2.781% (1-month USLIBOR +0.500%), 11/25/2033	897,084
2,144,278	[1]	Series 2003-116 HF, 2.831% (1-month USLIBOR +0.550%), 11/25/2033	2,172,973
653,682	[1]	Series 2003-121 FD, 2.681% (1-month USLIBOR +0.400%), 12/25/2033	658,037
209,563	[1]	Series 2003-14 FT, 2.781% (1-month USLIBOR +0.500%), 3/25/2033	211,852
478,674	[1]	Series 2003-19 FY, 2.681% (1-month USLIBOR +0.400%), 3/25/2033	481,703
174,122	[1]	Series 2003-2 FA, 2.781% (1-month USLIBOR +0.500%), 2/25/2033	175,931
297,632	[1]	Series 2003-21 TF, 2.731% (1-month USLIBOR +0.450%), 3/25/2033	300,178
541,294	[1]	Series 2003-66 FA, 2.631% (1-month USLIBOR +0.350%), 7/25/2033	543,511
625,312	[1]	Series 2003-79 FC, 2.731% (1-month USLIBOR +0.450%), 8/25/2033	629,818
1,222,812	[1]	Series 2004-17 FT, 2.681% (1-month USLIBOR +0.400%), 4/25/2034	1,230,926
1,135,819	[1]	Series 2004-2 FW, 2.681% (1-month USLIBOR +0.400%), 2/25/2034	1,141,649
921,741	[1]	Series 2004-49 FN, 2.681% (1-month USLIBOR +0.400%), 7/25/2034	926,862

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association REMIC—continued
$2,296,852	[1]	Series 2004-49 FQ, 2.731% (1-month USLIBOR +0.450%), 7/25/2034	$2,312,700
1,775,934	[1]	Series 2004-51 FY, 2.661% (1-month USLIBOR +0.380%), 7/25/2034	1,782,876
754,061	[1]	Series 2004-53 FC, 2.731% (1-month USLIBOR +0.450%), 7/25/2034	760,760
552,793	[1]	Series 2004-64 FW, 2.731% (1-month USLIBOR +0.450%), 8/25/2034	558,318
895,496	[1]	Series 2005-104 FA, 2.681% (1-month USLIBOR +0.400%), 12/25/2035	899,837
487,643	[1]	Series 2006-60 FD, 2.711% (1-month USLIBOR +0.430%), 4/25/2035	488,417
3,544,468	[1]	Series 2006-75 FP, 2.581% (1-month USLIBOR +0.300%), 8/25/2036	3,545,000
728,896	[1]	Series 2006-79 DF, 2.631% (1-month USLIBOR +0.350%), 8/25/2036	730,906
1,098,639	[1]	Series 2006-81 FA, 2.631% (1-month USLIBOR +0.350%), 9/25/2036	1,102,147
2,320,191	[1]	Series 2006-90 FE, 2.731% (1-month USLIBOR +0.450%), 9/25/2036	2,339,259
1,241,081	[1]	Series 2006-98 FB, 2.591% (1-month USLIBOR +0.310%), 10/25/2036	1,242,176
3,887,963	[1]	Series 2006-W1 2AF1, 2.501% (1-month USLIBOR +0.220%), 2/25/2046	3,856,203
1,245,486	[1]	Series 2008-52 FD, 2.631% (1-month USLIBOR +0.350%), 6/25/2036	1,247,659
19,719,424	[1]	Series 2012-116 FA, 2.581% (1-month USLIBOR +0.300%), 10/25/2042	19,695,407
16,518,622		Series 2016-6 AB, 2.000%, 4/25/2034	15,627,188
24,839,005		Series 2017-5 PH, 3.000%, 1/25/2037	24,617,436
		TOTAL	101,462,075
	[1]	Government National Mortgage Association REMIC—24.4%
73,189		Series 2001-21 FB, 2.680% (1-month USLIBOR +0.400%), 1/16/2027	73,368
127,852		Series 2001-22 FG, 2.630% (1-month USLIBOR +0.350%), 5/16/2031	128,368
1,564,455		Series 2002-17 FK, 2.830% (1-month USLIBOR +0.550%), 3/20/2032	1,582,358
324,345		Series 2004-59 FV, 2.530% (1-month USLIBOR +0.250%), 10/20/2033	324,566
1,007,771		Series 2009-96 GF, 2.730% (1-month USLIBOR +0.450%), 4/16/2039	1,011,048
14,158,448		Series 2011-H07 FA, 2.614% (1-month USLIBOR +0.500%), 2/20/2061	14,173,957
22,310,731		Series 2012-H15 FB, 2.614% (1-month USLIBOR +0.500%), 6/20/2062	22,343,471
5,871,892		Series 2012-H18 FA, 2.664% (1-month USLIBOR +0.550%), 8/20/2062	5,892,595
5,047,096		Series 2012-H18 SA, 2.694% (1-month USLIBOR +0.580%), 8/20/2062	5,078,255
10,543,795		Series 2012-H24 FC, 2.514% (1-month USLIBOR +0.400%), 10/20/2062	10,535,342
23,777,837		Series 2012-H25 BF, 2.494% (1-month USLIBOR +0.380%), 9/20/2062	23,749,389
19,770,357		Series 2012-H29 BF, 2.454% (1-month USLIBOR +0.340%), 11/20/2062	19,729,860
17,680,325		Series 2012-H29 CF, 2.454% (1-month USLIBOR +0.340%), 2/20/2062	17,619,388
2,523,082		Series 2012-H30 SA, 2.484% (1-month USLIBOR +0.370%), 12/20/2062	2,518,240
12,496,688		Series 2012-H31 FA, 2.464% (1-month USLIBOR +0.350%), 11/20/2062	12,472,833
26,716,216		Series 2015-H02 FA, 2.764% (1-month USLIBOR +0.650%), 1/20/2065	26,877,673
26,416,218		Series 2015-H06 FB, 2.764% (1-month USLIBOR +0.650%), 2/20/2065	26,585,234
		TOTAL	190,695,945
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $326,877,304)	325,296,554
		GOVERNMENT AGENCIES—15.0%
	[1]	Federal Farm Credit Bank System Floating Rate Notes—4.5%
10,000,000		2.154%, (1-month USLIBOR -0.126%), 5/13/2019	9,997,240
5,000,000		2.195%, (1-month USLIBOR -0.085%), 5/15/2019	4,999,273
10,000,000		2.235%, (1-month USLIBOR -0.045%), 2/21/2019	10,001,221
5,000,000		2.240%, (1-month USLIBOR -0.040%), 3/13/2019	5,000,871
5,000,000		2.470%, (1-month USLIBOR +0.190%), 9/20/2019	5,012,329
		TOTAL	35,010,934
		Federal Home Loan Bank Notes—0.9%
7,420,000		1.375%, 3/18/2019	7,390,172
	[2]	Federal Home Loan Bank System Discount Notes—2.4%
10,000,000		2.230%, 3/01/2019	9,920,330

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
	[2]	Federal Home Loan Bank System Discount Notes—continued
$9,200,000		2.255%, 3/08/2019	$9,122,787
		TOTAL	19,043,117
	[1]	Federal Home Loan Bank System Floating Rate Notes—6.2%
10,000,000		2.154%, (1-month USLIBOR -0.120%), 6/04/2019	9,996,991
10,000,000		2.155%, (1-month USLIBOR -0.125%), 6/14/2019	9,996,491
5,000,000		2.156%, (3-month USLIBOR -0.185%), 5/10/2019	5,000,953
13,000,000		2.172%, (1-month USLIBOR -0.115%), 4/24/2019	12,996,361
10,000,000		2.225%, (1-month USLIBOR -0.055%), 12/16/2019	10,000,448
		TOTAL	47,991,244
		Federal National Mortgage Association—1.0%
5,000,000		1.125%, 12/14/2018	4,993,244
750,000		1.250%, 8/23/2019	741,514
2,000,000		1.250%, 8/26/2019	1,977,172
		TOTAL	7,711,930
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $117,168,704)	117,147,397
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal National Mortgage Association—0.0%
49,381		7.500%, 30 Year, 1/1/2032	55,727
188,245		7.500%, 30 Year, 8/1/2032	212,662
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $252,849)	268,389
		U.S. TREASURY—5.1%
	[2]	U.S. Treasury Bills—3.8%
11,000,000		United States Treasury Bills, 2.180%, 2/14/2019	10,925,968
5,000,000		United States Treasury Bills, 2.311%, 3/21/2019	4,954,597
10,000,000		United States Treasury Bills, 2.350%, 4/4/2019	9,897,982
4,000,000		United States Treasury Bills, 2.415%, 4/18/2019	3,955,293
		TOTAL	29,733,840
		U.S. Treasury Notes—1.3%
10,000,000		United States Treasury Note, 1.250%, 12/31/2018	9,981,953
		TOTAL U.S. TREASURY (IDENTIFIED COST $39,725,005)	39,715,793
		REPURCHASE AGREEMENTS—33.6%
162,265,000		Interest in $482,000,000 joint repurchase agreement 2.22%, dated 10/31/2018 under which Bank of America, N.A. will repurchase securities provided as collateral for $482,029,723 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 12/20/2045 and the market value of those underlying securities was $491,670,318.	162,265,000
100,000,000		Interest in $550,000,000 joint repurchase agreement 2.22%, dated 10/31/2018 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $550,033,917 on 11/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/16/2058 and the market value of those underlying securities was $563,326,335.	100,000,000
		TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $262,265,000)	262,265,000
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $780,394,203)	778,532,481
		OTHER ASSETS AND LIABILITIES - NET—0.2%[3]	1,453,096
		TOTAL NET ASSETS—100%	$779,985,577
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	Discount rate at time of purchase.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2018, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date December 21, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 21, 2018